REGULATORY FEES (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Aug. 31, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2004
REGULATORY FEES
Current		R$ 820,067	R$ 765,619
Non-current		942,348	432,341
Total		R$ 1,762,415	1,197,960
Economic value added by the concessionaire Percentage		1.00%
Value of investments made by concessionaires and permit-holders percentage				2.50%
Value of investments made by concessionaires and permit-holders limited to annual revenue percentage				3.00%
Percentage of the amount of electricity of hydraulic origin produced		7.00%
Research and Development - R&D
REGULATORY FEES
Current		R$ 455,880	461,631
Non-current		942,348	432,322
Economic value added by the concessionaire Percentage				0.40%
Percentage of monthly collection from R&D projects	0.28%
RGR Quota
REGULATORY FEES
Current		127,734	80,057
Non-current			19
Compensation for the Use of Water Resources
REGULATORY FEES
Current		125,103	47,293
CDE Quota
REGULATORY FEES
Current		45,441	120,274
Percentage of fixed collection on CDE	30.00%
Parentage of monthly collection for CDE	0.12%
PROINFA Quota
REGULATORY FEES
Current		43,643	37,786
Electricity Service Inspection Fee
REGULATORY FEES
Current		R$ 22,266	R$ 18,578
FNDCT
REGULATORY FEES
Economic value added by the concessionaire Percentage				0.40%
EPE
REGULATORY FEES
Economic value added by the concessionaire Percentage				0.20%